Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	For the year ended December 31, 2009
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,019,633,888	129,296,831	(54,372,353)	2,094,558,366
Segment cost and operating expenses	(804,695,603)	(265,352,080)	54,772,012	(1,015,275,671)

Segment operating profit	1,214,938,285	(136,055,249)	399,659	1,079,282,695
Total other income				21,381,094

Income before tax				1,100,663,789

	For the year ended December 31, 2010
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	1,996,724,811	420,735,761	(33,820,033)	2,383,640,539
Segment cost and operating expenses	(1,098,951,450)	(428,316,410)	22,021,905	(1,505,245,955)

Segment operating profit	897,773,361	(7,580,649)	(11,798,128)	878,394,584
Total other income				35,739,651

Income before tax				914,134,235

	For the year ended December 31, 2011
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,370,344,808	613,625,868	(534,019)	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(583,704,012)	5,962,948	(1,960,150,114)

Segment operating profit	987,935,758	29,921,856	5,428,929	1,023,286,543
Total other income				118,518,084

Income before tax				1,141,804,627

Revenues from external customers by geographic areas
	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Domestic	1,750,635,902	1,750,315,088	2,123,070,915
North America	129,296,834	266,168,245	372,860,848
Other international regions	214,625,630	367,157,206	487,504,894

Total	2,094,558,366	2,383,640,539	2,983,436,657